Summary of Significant Accounting Policies - Additional Information (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	$ 33,311,000	$ 743,000	$ 743,000	$ 151,000
Allowance for doubtful accounts	$ 29,000	$ 267,000	59,000
Inventory write-down			300,000	500,000
Impairment losses			$ 0	0
Capitalized contract cost amortization period description	The Company applies the practical expedient to expense the commissions as incurred as the expected amortization period is one year or less.		The Company applies the practical expedient to expense the commissions as incurred as the expected amortization period is one year or less.
Service-based options vesting period	3 years		3 years
General vesting period	4 years		4 years
Change in accounting principle, accounting standards update, adopted	true		true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2020		Jan. 01, 2019
Change in accounting principle, accounting standards update, immaterial effect	false		false
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201813Member		us-gaap:AccountingStandardsUpdate201807Member
Other Assets
Summary Of Significant Accounting Policies [Line Items]
Unamortized deferred loan commitment costs			$ 0	$ 100,000
Customer Concentration Risk | Revenue Benchmark
Summary Of Significant Accounting Policies [Line Items]
Number of major customers			1	4
Customer Concentration Risk | Revenue Benchmark | Customer 1
Summary Of Significant Accounting Policies [Line Items]
Concentration of risk, percentage			11.00%	20.00%
Customer Concentration Risk | Revenue Benchmark | Customer 2
Summary Of Significant Accounting Policies [Line Items]
Concentration of risk, percentage				18.00%
Customer Concentration Risk | Revenue Benchmark | Customer 3
Summary Of Significant Accounting Policies [Line Items]
Concentration of risk, percentage				14.00%
Customer Concentration Risk | Revenue Benchmark | Customer 4
Summary Of Significant Accounting Policies [Line Items]
Concentration of risk, percentage				12.00%
Customer Concentration Risk | Accounts Receivable
Summary Of Significant Accounting Policies [Line Items]
Number of major customers			4	4
Allowance for doubtful accounts			$ 59,000
Customer Concentration Risk | Accounts Receivable | Customer 1
Summary Of Significant Accounting Policies [Line Items]
Concentration of risk, percentage			22.00%	28.00%
Customer Concentration Risk | Accounts Receivable | Customer 2
Summary Of Significant Accounting Policies [Line Items]
Concentration of risk, percentage			13.00%	24.00%
Customer Concentration Risk | Accounts Receivable | Customer 3
Summary Of Significant Accounting Policies [Line Items]
Concentration of risk, percentage			11.00%	16.00%
Customer Concentration Risk | Accounts Receivable | Customer 4
Summary Of Significant Accounting Policies [Line Items]
Concentration of risk, percentage			10.00%	12.00%
First Anniversary
Summary Of Significant Accounting Policies [Line Items]
Vesting rate	25.00%		25.00%